Accounts Receivable, net - Lessen by Provision for Doubtful Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable Net
Accounts receivable	$ 33,399	$ 42,237
Less: Allowance for credit losses	0	0	$ (2,990)	$ (2,990)
Accounts receivable, net	$ 33,399	$ 42,237